Deferred Charges, Net	12 Months Ended
Dec. 31, 2019
Deferred Charges Net Abstract
Deferred Charges, Net

6. Deferred charges, net:

The movement in the deferred charges, net in the accompanying consolidated balance sheets are as follows:

Dry docking costs
Balance, January 1, 2017	$358
Amortization	(73)
Balance, December 31, 2017	285
Additions	588
Amortization	(133)
Balance, December 31, 2018	740
Additions	435
Amortization	(240)
Transfer to vessel held-for-sale	(156)
Balance, December 31, 2019	$779

The amortization of the dry-docking costs is separately reflected in the accompanying consolidated statements of comprehensive loss.